UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2004
Check here if Amendment [x] Amendment Number: 1
This Amendment: [X] is a restatement.
		[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: OSBORNE PARTNERS CAPITAL MANAGEMENT, LLC.
Address:
580 CALIFORNIA STREET, SUITE 1900
SAN FRANCISCO, CA 94104
Form 13F File Number: 028-05208
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: SHANNON LEMON
Title: CCO
Phone: 415-627-0737
Signature, Place, and Date of Signing:

/s/ SHANNON S. LEMON   SAN FRANCISCO, CA  JUNE 28, 2010

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 99
Form 13F Information Table Value Total: 216515(x$1000)
List of Other Included Managers: None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101      624     7800 SH       Sole                     7800
Abbott Labs                    COM              002824100     1902    44900 SH       Sole                    44900
Adobe Sys Inc                  COM              00724F101     1568    31700 SH       Sole                    31700
Agilent Technologies           COM              00846U101      213     9873 SH       Sole                     9873
American Express Co            COM              025816109     4756    92421 SH       Sole                    92421
American International Group   COM              026874107     6125    90093 SH       Sole                    90093
Amgen Inc                      COM              031162100     3068    54000 SH       Sole                    54000
Apollo Group Inc               COM              037604105      275     3750 SH       Sole                     3750
Applied Biosystems OLD         COM              380201038      704    37310 SH       Sole                    37310
Applied Materials Inc          COM              038222105      769    46650 SH       Sole                    46650
Automatic Data Processing Inc  COM              053015103      500    12100 SH       Sole                    12100
Bank of America                COM              060505104     1148    26488 SH       Sole                    26488
Barr Pharmaceuticals Inc       COM              068306109     1077    26000 SH       Sole                    26000
Bed Bath & Beyond              COM              075896100     1045    28150 SH       Sole                    28150
BP Plc Sponsored ADR           COM              055622104     4775    82994 SH       Sole                    82994
Burlington Northern            COM              12189T104      253     6593 SH       Sole                     6593
Carnival Corp                  COM              143658300     2882    60950 SH       Sole                    60950
Caterpillar Inc                COM              149123101      282     3500 SH       Sole                     3500
Chevron Corp                   COM              166764100     5728   106790 SH       Sole                   106790
Cintas Corp Ohio               COM              172908105     2619    62299 SH       Sole                    62299
Cisco Systems                  COM              17275r102     2898   160103 SH       Sole                   160103
Citigroup Inc                  COM              172967101     2411    54648 SH       Sole                    54648
Coca Cola Co                   COM              191216100     1140    28472 SH       Sole                    28472
Corning Inc                    COM              219350105      439    39633 SH       Sole                    39633
Deere & Co                     COM              244199105      420     6500 SH       Sole                     6500
Dell Inc                       COM              24702R101     1992    55958 SH       Sole                    55958
Disney Walt Co                 COM              254687106      225    10000 SH       Sole                    10000
Dollar Tree Stores             COM              256746108      916    34000 SH       Sole                    34000
Dow Chem Co                    COM              260543103      636    14071 SH       Sole                    14071
Du Pont de Nemours             COM              263534109     1610    37606 SH       Sole                    37606
Electronic Arts, Inc.          COM              285512109     1049    22800 SH       Sole                    22800
Ensco Intl Inc                 COM              26874Q100     2078    63600 SH       Sole                    63600
Exxon Mobil Corp               COM              30231G102     7604   157344 SH       Sole                   157344
Federal Natl Mtg Assn          COM              313586109     2232    35200 SH       Sole                    35200
First Data Corp                COM              319963104     2566    58990 SH       Sole                    58990
Fiserv Inc                     COM              337738108     4065   116603 SH       Sole                   116603
Flextronics Intl Ltd           COM              Y2573F102     2540   191700 SH       Sole                   191700
Franklin Res Inc               COM              354613101      400     7170 SH       Sole                     7170
General Electric Co            COM              369604103    15870   472615 SH       Sole                   472615
Gillette Co                    COM              375766102      342     8200 SH       Sole                     8200
H&R Block Inc                  COM              093671105      593    12000 SH       Sole                    12000
Harley Davidson Inc            COM              412822108     1091    18350 SH       Sole                    18350
Hewlett Packard Co.            COM              428236103     1734    92502 SH       Sole                    92502
Home Depot, Inc.               COM              437076102     2152    54888 SH       Sole                    54888
Honeywell Inc                  COM              438516106      251     7000 SH       Sole                     7000
Intel Corp                     COM              458140100     3834   191103 SH       Sole                   191103
Intl Business Mach             COM              459200101     6057    70641 SH       Sole                    70641
Intuit                         COM              461202103     1603    35300 SH       Sole                    35300
Jefferson Pilot Corp           COM              475070108      679    13668 SH       Sole                    13668
Johnson & Johnson              COM              478160104     5598    99370 SH       Sole                    99370
JPMorgan Chase & Co            COM              46625H100     1123    28264 SH       Sole                    28264
Key Tronic Inc                 COM              493144109      323    92377 SH       Sole                    92377
Lehman Brothers Holdings Inc   COM              524908100      376     4712 SH       Sole                     4712
Linear Technology              COM              535678106     2011    55500 SH       Sole                    55500
Lowes Cos Inc                  COM              548661107      201     3700 SH       Sole                     3700
Maxim Integrated Inc           COM              57772K101      742    17540 SH       Sole                    17540
Medtronic Inc                  COM              585055106     4557    87810 SH       Sole                    87810
Merck & Co                     COM              589331107     1097    33253 SH       Sole                    33253
Microsoft Corp.                COM              594918104     6412   231888 SH       Sole                   231888
Moody's                        COM              615369105      249     3400 SH       Sole                     3400
Morgan Stanley                 COM              617446448      452     9161 SH       Sole                     9161
Noble Energy, Inc.             COM              655044105      349     6000 SH       Sole                     6000
Nokia Corp ADR                 COM              654902204     2048   149250 SH       Sole                   149250
Omnicom Group Inc              COM              681919106     2860    39150 SH       Sole                    39150
Oracle Corp.                   COM              68389x105      509    45080 SH       Sole                    45080
Pepsico, Inc.                  COM              713448108     5018   103150 SH       Sole                   103150
Pfizer, Inc.                   COM              717081103     4974   162543 SH       Sole                   162543
Procter & Gamble Co            COM              742718109     6651   122894 SH       Sole                   122894
Royal Dutch Pete               COM              780257804      779    15088 SH       Sole                    15088
Rubios Restaurants Inc         COM              78116B102       91    10000 SH       Sole                    10000
SBC Communications Inc         COM                             301    11586 SH       Sole                    11586
Schlumberger Ltd               COM              806857108      505     7500 SH       Sole                     7500
Staples, Inc.                  COM              855030102     1562    52375 SH       Sole                    52375
Starbucks Corp                 COM              855244109     3866    85050 SH       Sole                    85050
State Street Corp.             COM              857477103      960    22479 SH       Sole                    22479
Stryker Corp                   COM              863667101      313     6500 SH       Sole                     6500
Sysco Corp                     COM              871829107      344    11500 SH       Sole                    11500
The Charles Schwab Corp        COM                             762    82963 SH       Sole                    82963
Tiffany & Co                   COM              886547108      484    15750 SH       Sole                    15750
Time Warner, Inc.              COM              887317303      187    11600 SH       Sole                    11600
True Religion Apparel          COM              89784N104       45    19000 SH       Sole                    19000
Tyco International Ltd.        COM              h89128104     5341   174187 SH       Sole                   174187
U.S. Bancorp                   COM              902973304      454    15713 SH       Sole                    15713
United Technologies            COM              913017109      282     3024 SH       Sole                     3024
Varian Med Sys Inc             COM              92220P105      316     9150 SH       Sole                     9150
Verizon Comm                   COM              92343V104      452    11476 SH       Sole                    11476
Viacom Inc Cl B                COM              92553P201      886    26400 SH       Sole                    26400
Vodafone Grp ADR               COM              92857W209     2585   107205 SH       Sole                   107205
Wal Mart Stores Inc            COM              931142103     3320    62400 SH       Sole                    62400
Walgreen Co                    COM              931422109     2121    59200 SH       Sole                    59200
Weatherford                    COM              g95089101     2964    58100 SH       Sole                    58100
Wells Fargo & Co               COM              949746101    17742   297528 SH       Sole                   297528
Whole Food Market, Inc.        COM              966837106      377     4400 SH       Sole                     4400
Wyeth                          COM              983024100      572    15300 SH       Sole                    15300
Chestnut Str Exch Fd Sh Partsh                  166668103    11567 37432.300 SH      Sole                37432.300
Midcap SPDR Tr Ser 1                            595635103      425     3920 SH       Sole                     3920
Nasdaq-100 Trusts Shares                        631100104      262     7450 SH       Sole                     7450
SPDR Tr Unit Ser 1                              78462F103     1110     9930 SH       Sole                     9930
The Individuals' Venture Fund                                  253   350000 SH       Sole                   350000